                                                          REPORT TO SHAREHOLDERS
                                     For the Fiscal Year Ended November 30, 1995

[Photo- Ronald P. Lynch]
Ronald P. Lynch
Chairman


[Photo - Robert S. Dow
Robert S. Dow
President

December 20, 1995

Lord Abbett Research Fund, Inc. -- Large Cap Series (formerly known as Series 1) completed fiscal 1995 on November 30 with a net asset value of $15.54, which was 29.8% higher than the $11.97 price recorded at the close of fiscal 1994 (after adjustment for a capital gains distribution of $.82 per share paid in December
1994). The Series produced a total return of 32.8% compared to a 36.9% return for the unmanaged S&P 500. Since its inception on June 3, 1992, the Series produced a total return of 79.5% versus 60.5% for the S&P 500 over the same period. (See Statement of Operations for management fee waived and expenses currently assumed by Lord, Abbett & Co.)

Moderate economic growth and declining interest rates resulted in a positive environment for stocks throughout fiscal 1995. The Series maintained its focus on undervalued issues with positive fundamentals and earnings that are not primarily dependent on strong economic activity. Currently, significant valuation disparities are not readily apparent among industries and sectors; thus the Research Department's ability to identify undervalued issues will drive the Fund's performance in the first half of 1996.

The investment team responsible for the Series' performance is comprised of analysts from Lord Abbett's Equity Research Department. The Series seeks to be fully invested at all times in a portfolio of carefully researched securities which offer exceptional value.

Specific stock selection is the result of recommendations from individual analysts. In each case, quantitative valuation models are integrated with fundamental analysis to identify the best values among a universe of approximately 1,000 large company common stocks.

We are pleased to announce that Lord Abbett Research Fund's Board of Directors elected Robert S. Dow as President and as a Director of the Fund. Mr. Dow, who has been a partner of Lord, Abbett & Co. for nine years, also serves as the Firm's Chief Investment Officer.

Thank you for the confidence you have placed in Lord Abbett Research Fund, Inc. We look forward to helping you achieve your financial goals in 1996 and beyond.

                         ---------------------------
                         AVERAGE ANNUAL TOTAL RETURN
                            (Through 11/30/95)/(1)/
                         ---------------------------
                         1 Year    Life of Fund/(2)/
                         ---------------------------
                         32.82%         18.23%
                         ---------------------------

This past performance is no indication of future results. The investment return and principal value of an investment in the Series will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

/(1)/ Total return is the percent change in value with all dividends and distributions reinvested. At 11/30/95, the Series' shares were sold without a sales charge. The Series' management fee has been waived and all expenses have been assumed by Lord, Abbett & Co.

/(2)/ Date of inception: 6/3/92.

Performance

Comparison of change in value of a $10,000 investment in Lord Abbett Research Fund (1) and the Unmanaged S&P 500(2)


DATE                THE FUND            S&P 500
                    AT NAV              INDEX

6/30/92             $10,000             $10,000
11/30/92             10,610              10,534
11/30/93             12,490              11,597
11/30/94             13,516              11,719
11/30/95             17,952              16,048

(1) At net asset value.

(2) The S&P 500 is an unmanaged index consisting of the common stocks of 500 companies widely followed by the investment community. An investor cannot invest directly in an index.

LORD ABBETT RESEARCH FUND, INC. - Large-Cap Series
November 30, 1995

STATEMENT OF NET ASSETS
-----------------------

                                                                                                                   Market
                                                                                                                    Value
Security                                                                                 Number of Shares       (Note 1a)
--------------------------------------------------------------------------------
INVESTMENTS IN COMMON STOCKS 95.94%
--------------------------------------------------------------------------------
AEROSPACE - 4.33%
Boeing Co.......................................................................                2,800      $  204,050
Rockwell International Corp.....................................................                2,500         122,500
Total...........................................................................                              326,550
                                                                                                               ----------
AIRLINES - 1.96%
British Airways plc ADR.........................................................                2,100         147,787
                                                                                                               ----------
APPAREL - .55%
VF Corp.........................................................................                  800          41,600
                                                                                                               ----------
AUTO PARTS - 3.77%
Genuine Parts Company...........................................................                5,300         213,987
Snap-On, Inc....................................................................                1,600          70,800
Total...........................................................................                              284,787
                                                                                                               ----------
AUTOMOBILES - 1.28%
General Motors Corp.............................................................                2,000          97,000
                                                                                                               ----------
BANKS: MONEY CENTER - 1.75%
Chemical Banking Corp...........................................................                2,200         132,000
                                                                                                               ----------
BANKS: REGIONAL - 3.19%
BankAmerica Corp................................................................                2,200         139,975
Comerica Inc....................................................................                2,700         100,912
Total...........................................................................                              240,887
                                                                                                               ----------
CHEMICALS - 4.84%
Dow Chemical Co.................................................................                1,200          85,050
Hanna, M.A. Co..................................................................                4,400         118,250
Lyondell Petrochemical Co.......................................................                2,100          51,450
Union Carbide Corp..............................................................                2,800         110,950
Total...........................................................................                              365,700
                                                                                                               ----------
CONTAINERS - 1.39%
Sonoco Products Co..............................................................                4,200         105,000
                                                                                                               ----------
DATA PROCESSING EQUIPMENT - 1.43%
Hewlett-Packard Co..............................................................                1,300         107,738
                                                                                                               ----------
DATA PROCESSING SERVICES - 2.81%
General Motors Corp. Class E....................................................                4,200         212,100
                                                                                                               ----------
DRUGS/HEALTH CARE PRODUCTS - 8.88%
Baxter International Inc........................................................                3,100         130,200

LORD ABBETT RESEARCH FUND, INC. - Large-Cap Series
November 30, 1995

STATEMENT OF NET ASSETS
-----------------------

                                                                                                                   Market
                                                                                                                    Value
Security                                                                                 Number of Shares       (Note 1a)
-------------------------------------------------------------------------------------------------------------------------
Lilly, Eli & Co.....................................................................                2,000      $  199,000
Merck & Co., Inc....................................................................                2,500         154,687
SmithKline Beecham plc ADR..........................................................                3,500         186,375
Total...............................................................................                              670,262
                                                                                                               ----------
ELECTRIC POWER - 6.27%
Baltimore Gas & Electric Co.........................................................                4,200         111,825
CINergy Corp........................................................................                5,300         156,350
Detroit Edison Co...................................................................                2,300          75,037
Public Service Enterprises Group Inc................................................                4,400         130,350
Total...............................................................................                              473,562
                                                                                                               ----------
ELECTRICAL EQUIPMENT - 2.48%
Emerson Electric Co.................................................................                2,400         187,200
                                                                                                               ----------
ELECTRONICS: COMMUNICATIONS - .69%
Harris Corp.........................................................................                  900          51,862
                                                                                                               ----------
ELECTRONICS: COMPONENTS - 2.55%
AMP Inc.............................................................................                4,800         192,600
                                                                                                               ----------
ELECTRONICS: EQUIPMENT - 1.82%
Perkin-Elmer Corp...................................................................                1,600          57,600
Raytheon Company....................................................................                1,800          80,100
Total...............................................................................                              137,700
                                                                                                               ----------
FINANCIAL: MISCELLANEOUS - 1.83%
Transamerica Corp...................................................................                1,800         137,925
                                                                                                               ----------
FOOD - 7.42%
Hershey Foods Corp..................................................................                3,300         203,775
RJR Nabisco.........................................................................                6,700         195,138
Supervalu Inc.......................................................................                5,000         161,250
Total...............................................................................                              560,163
                                                                                                               ----------
INSURANCE - 3.91%
Aetna Life & Casualty Co............................................................                1,700         124,737
CIGNA Corp..........................................................................                1,550         170,500
Total...............................................................................                              295,237
                                                                                                               ----------
MACHINERY: DIVERSIFIED - 2.35%
Deere & Co..........................................................................                5,400         177,525
                                                                                                               ----------
MISCELLANEOUS - 1.54%
Moore Corp. Ltd.....................................................................                6,500         116,188
                                                                                                               ----------

LORD ABBETT RESEARCH FUND, INC. - Large-Cap Series
November 30, 1995

STATEMENT OF NET ASSETS
-----------------------

                                                                                                                   Market
                                                                                                                    Value
Security                                                                                 Number of Shares       (Note 1a)
-------------------------------------------------------------------------------------------------------------------------
NATURAL GAS TRANSMISSION - 1.02%
Coastal Corp........................................................................                2,300      $   76,475
                                                                                                               ----------
OIL: INTERNATIONAL - 4.12%
Chevron Corp........................................................................                1,500          74,062
Mobil Corp..........................................................................                1,500         156,563
Total S.A. Sponsored ADR............................................................                2,600          80,275
Total...............................................................................                              310,900
                                                                                                               ----------
PAPER AND FOREST PRODUCTS - .53%
Scott Paper Co......................................................................                  700          39,988
                                                                                                               ----------
PRINTING AND PUBLISHING - 1.16%
Banta Corp..........................................................................                2,000          87,500
                                                                                                               ----------
RETAIL - 3.37%
Dayton Hudson Corp..................................................................                1,500         108,938
Sears, Roebuck & Co.................................................................                3,700         145,688
Total...............................................................................                              254,626
                                                                                                               ----------
SAVINGS AND LOAN - 4.86%
Ahmanson, H.F. & Co.................................................................                5,800         155,150
Great Western Financial Corp........................................................                8,300         211,650
Total...............................................................................                              366,800
                                                                                                               ----------
TELECOMMUNICATIONS - 4.18%
AT&T Corp...........................................................................                1,900         125,400
MCI Communications Corp.............................................................                7,100         189,925
Total...............................................................................                              315,325
                                                                                                               ----------
TEXTILES: APPAREL - 1.10%
Fruit of The Loom...................................................................                4,300          83,313
                                                                                                               ----------
TIRE AND RUBBER GOODS - 2.99%
Cooper Tire & Rubber Co.............................................................                6,600         162,525
Standard Products Co................................................................                3,925          63,291
Total...............................................................................                              225,816
                                                                                                               ----------
TOBACCO - 5.56%
American Brands Inc.................................................................                4,800         200,400
Philip Morris Inc...................................................................                2,500         219,375
Total...............................................................................                              419,775
                                                                                                               ----------
Total Investments in Common Stocks (Cost $5,760,743)................................                            7,241,891

LORD ABBETT RESEARCH FUND, INC. - Large-Cap Series
November 30, 1995

STATEMENT OF NET ASSETS
-----------------------

                                                                                                                   Market
                                                                                                                    Value
Security                                                                                 Principal Amount       (Note 1a)
-------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES 4.06%
-------------------------------------------------------------------------------------------------------------------------
Short-Term Investment, at Cost
American Express Credit Corp. 5.76% due 12/5/1995...................................                 $100M     $  100,000
-------------------------------------------------------------------------------------------------------------------------
Cash and Receivables, Net of Liabilities............................................                              206,845
Total Other Assets, Less Liabilities................................................                              306,845
-------------------------------------------------------------------------------------------------------------------------
Net Assets 100.00% (equivalent to $15.54 a share on 485,880 shares of
$.001 par value capital stock outstanding; authorized, 50,000,000 shares)...........                           $7,548,736
-------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

---------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS FOR THE YEAR ENDED NOVEMBER 30, 1995
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------------------------------
INCOME             Dividends                                                                        $198,105
                   --------------------------------------------------------------------------------------------------------------
                   Interest                                                                           20,905
                   --------------------------------------------------------------------------------------------------------------
                   Total income                                                                                        $  219,010
---------------------------------------------------------------------------------------------------------------------------------
EXPENSES           Management fee (Note 6)                                                            50,255
                   --------------------------------------------------------------------------------------------------------------
                   Tax fee                                                                             5,000
                   --------------------------------------------------------------------------------------------------------------
                   Audit fees                                                                          3,000
                   --------------------------------------------------------------------------------------------------------------
                   Shareholder servicing fees                                                          3,000
                   --------------------------------------------------------------------------------------------------------------
                   Registration fees                                                                   1,500
                   --------------------------------------------------------------------------------------------------------------
                   Organization (Note 1e)                                                              1,202
                   --------------------------------------------------------------------------------------------------------------
                   Other                                                                               4,298
                   --------------------------------------------------------------------------------------------------------------
                   Management fee waived and expenses assumed by Lord, Abbett & Co.                  (68,255)
                   --------------------------------------------------------------------------------------------------------------
                   Net expenses                                                                                                --
                   --------------------------------------------------------------------------------------------------------------
                   Net investment income                                                                                  219,010
                   --------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 5)
---------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN FROM SECURITY TRANSACTIONS (excluding short-term securities)
                   --------------------------------------------------------------------------------------------------------------
                   Proceeds from sales                                                             2,322,497
                   --------------------------------------------------------------------------------------------------------------
                   Cost of securities sold                                                         1,893,649
                   --------------------------------------------------------------------------------------------------------------
                   Net realized gain                                                                 428,848
                   --------------------------------------------------------------------------------------------------------------
NET UNREALIZED APPRECIATION OF INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------------
                   Beginning of year                                                                 222,531
                   --------------------------------------------------------------------------------------------------------------
                   End of year                                                                     1,481,148
                   --------------------------------------------------------------------------------------------------------------
                   Net increase in unrealized appreciation                                         1,258,617
                   --------------------------------------------------------------------------------------------------------------
                   Net realized and unrealized gain on investments                                                      1,687,465
                   --------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                   $1,906,475
---------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

---------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                       YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS                                                                       1995    NOVEMBER 30, 1994
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS         Net investment income                                                          $  219,010           $  119,910
                   --------------------------------------------------------------------------------------------------------------
                   Net realized gain from security transactions                                      428,848              356,654
                   --------------------------------------------------------------------------------------------------------------
                   Net unrealized appreciation (depreciation) of investments                       1,258,617             (164,590)
                   --------------------------------------------------------------------------------------------------------------
                   Net increase in net assets resulting from operations                            1,906,475              311,974
                   --------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME INCLUDED IN PRICE OF SHARES SOLD (Note 1d)                        17,909               35,300
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 3)
---------------------------------------------------------------------------------------------------------------------------------
                   Net investment income                                                            (126,046)             (66,270)
                   --------------------------------------------------------------------------------------------------------------
                   Net realized gain from security transactions                                     (356,407)            (109,342)
                   --------------------------------------------------------------------------------------------------------------
                   Total distributions                                                              (482,453)            (175,612)
                   --------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (exclusive of amounts allocated to net investment income)
---------------------------------------------------------------------------------------------------------------------------------
                   Net proceeds from sales of 87,676 and 118,904 shares, respectively              1,136,497            1,502,610
                   --------------------------------------------------------------------------------------------------------------
                   Net asset value of 40,508 and 14,324 shares issued to shareholders in reinvestment of net investment income and net realized gain from
                   security transactions                                                             464,652              171,621
                   --------------------------------------------------------------------------------------------------------------
                   Total                                                                           1,601,149            1,674,231
                   --------------------------------------------------------------------------------------------------------------
                   Cost of 76,790 and 30,076 shares reacquired, respectively                      (1,052,464)            (373,593)
                   --------------------------------------------------------------------------------------------------------------
                   Increase in net assets derived from capital share transactions
                   (net increase of 51,394 and 103,152 shares, respectively)                         548,685            1,300,638
                   --------------------------------------------------------------------------------------------------------------
                   Total increase in net assets                                                    1,990,616            1,472,300
                   --------------------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
                   Beginning of year                                                               5,558,120            4,085,820
                   --------------------------------------------------------------------------------------------------------------
                   End of year (including undistributed net investment income
                   of $230,783 and $169,712, respectively)                                        $7,548,736           $5,558,120
---------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------------------------------
Financial Highlights
------------------------------------------------------------------------------------------------------------------------------

                                                                                                                  JUNE 3, 1992
                                                                                 YEAR ENDED NOVEMBER 30,      (COMMENCEMENT OF
                                                                   -------------------------------------       OPERATIONS)+ TO
PER SHARE OPERATING PERFORMANCE:                                     1995           1994            1993     NOVEMBER 30, 1992
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                               $12.79         $12.33          $10.61           $10.00
------------------------------------------------------------------------------------------------------------------------------
          INCOME FROM INVESTMENT OPERATIONS
          --------------------------------------------------------------------------------------------------------------------
          Net investment income++                                     .42            .34             .29              .12*
          --------------------------------------------------------------------------------------------------------------------
          Net realized and unrealized gain on investments            3.44            .65            1.57              .49
          --------------------------------------------------------------------------------------------------------------------
          Total from investment operations                           3.86            .99            1.86              .61
          --------------------------------------------------------------------------------------------------------------------
          DISTRIBUTIONS
          --------------------------------------------------------------------------------------------------------------------
          Dividends from net investment income                       (.29)          (.20)           (.14)              --
          --------------------------------------------------------------------------------------------------------------------
          Net realized gain from security transactions               (.82)          (.33)             --               --
          --------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                     $15.54         $12.79          $12.33           $10.61
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                        32.82%          8.21%          17.72%            6.10%*
------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
          Net assets, end of period (000)                          $7,549         $5,558          $4,086           $2,372
          --------------------------------------------------------------------------------------------------------------------
          RATIOS TO AVERAGE NET ASSETS:
          --------------------------------------------------------------------------------------------------------------------
          Expenses, including waiver                                  .00%           .00%            .00%             .00%*
          --------------------------------------------------------------------------------------------------------------------
          Expenses, excluding waiver                                 1.02%          1.15%           1.20%             .79%*
          --------------------------------------------------------------------------------------------------------------------
          Net investment income                                      3.27%          2.65%           2.44%            1.39%*
          --------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                             37.17%         43.85%          74.16%           20.70%
------------------------------------------------------------------------------------------------------------------------------

 + See Note 2.

++ Net of management fee waiver and expenses assumed.

  *Not annualized.

   See Notes to Financial Statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

The Company was incorporated under Maryland law on April 26, 1992 and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The following is a summary of significant accounting policies consistently followed by the Company. The policies are in conformity with generally accepted accounting principles.

(A) Market value is determined as follows: Securities listed or admitted to trading privileges on any national securities exchange are valued at the last sales price on the principal securities exchange on which such securities are traded, or, if there is no sale, at the mean between the last bid and asked price on such exchange. Securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices in such market, except that securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Securities for which market quotations are not available are valued at fair value under procedures approved by the Board of Directors.

(B) It is the policy of the Company to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income in taxable distributions. Therefore, no federal income tax provision is required.

(C) Security transactions are accounted for on the date that the securities are purchased or sold (trade date). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is accrued on a daily basis.

(D) A portion of proceeds from the sales and costs of repurchases of capital shares, equivalent to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed income. Undistributed net investment income per share thus is unaffected by sales or repurchases of shares.

(E) The organizational expenses of the Company are amortized evenly over a period of five years.

2. INITIAL CAPITALIZATION AND OFFERING OF SHARES

During the period from the date of incorporation to June 3, 1992, the Company had no operations other than those related to organizational matters, including the initial capital contribution of $100,000 and the issuance of 10,000 shares to the partners of Lord, Abbett & Co. which occurred on June 3, 1992. Regular investment operations commenced on June 3, 1992.

3. DISTRIBUTIONS

Taxable net realized gain from security transactions, if any, is distributed to shareholders in the succeeding year. At November 30, 1995, the accumulated net realized gain for financial reporting purposes, which is substantially the same as for federal income tax purposes, aggregated $429,061.

Income and capital gains distributions are determined in accordance with income tax regulations which may differ from methods used to determine the corresponding income and capital gain amounts in accordance with generally accepted accounting principles. These differences are primarily caused by differences in the timing of recognition of certain components of income, expenses or capital gains and losses. Where such differences are permanent in nature, they are reclassified based upon their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset value of the Series.

4. CAPITAL PAID IN

At November 30, 1995, capital paid in aggregated $5,407,744.

5. PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (other than short-term investments) aggregated $2,614,657 and $2,322,497, respectively. Security gains and losses are computed on the identified cost basis.

As of November 30, 1995, unrealized appreciation for federal income tax purposes aggregated $1,481,148 of which $1,562,470 related to appreciated securities and $81,322 related to depreciated securities.

The cost of investments for federal income tax purposes is substantially the same as that used for financial reporting purposes.

6. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Lord, Abbett & Co. provides the Company with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research, statistical work and the supervision of the Company's investment portfolio. The management fee paid to Lord, Abbett & Co. is based on average daily net assets for each month at the annual rate of .75 of 1%. For the year ended November 30, 1995, Lord, Abbett & Co. waived a management fee of $50,255 and assumed expenses of $18,000.

As of November 30, 1995, all outstanding capital shares of Lord Abbett Research Fund, Inc. - Large-Cap Series are held by directors and officers of the Company and by partners and employees of Lord, Abbett & Co.


Copyright (C) 1996 by Lord Abbett Research Fund, Inc.
767 Fifth Avenue, New York, NY 10153-0203

This publication, when not used for the general information of shareholders of Lord Abbett Research Fund, Inc., is to be distributed only if preceded or accompanied by a current prospectus which includes information concerning the Fund's investment objective and policies, charges and other matters.

All rights reserved. Printed in the U.S.A.

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

The Board of Directors and Shareholders,
Lord Abbett Research Fund, Inc. -- Large-Cap Series:

We have audited the accompanying statement of net assets of Lord Abbett Research Fund, Inc. -- Large-Cap Series as of November 30, 1995, and the related statements of operations for the year then ended, and of changes in net assets and the financial highlights for each of the periods presented. These financial statements and the financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at November 30, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Lord Abbett Research Fund, Inc. -- Large-Cap Series at November 30, 1995, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.



Deloitte & Touche LLP
New York, New York

December   22, 1995

                                                          REPORT TO SHAREHOLDERS
                                     For the Fiscal Year Ended November 30, 1995
[Photo- Ronald P. Lynch]

Ronald P. Lynch
Chairman


[Photo- Robert S. Dow]
Robert S. Dow
President

December 20, 1995

Lord Abbett Research Fund, Inc. completed its fiscal year on November 30. A new portfolio, the Mid-Cap Series (formerly known as Lord Abbett Mid-Cap Research
Fund) was added to the Fund on July 27, 1995. The Mid-Cap Series completed its abbreviated fiscal year with a net asset value of $10.18 on November 30, which was 1.8% higher than the $10.00 net asset value at its start-up on August 1.

The four-month period since your Series commenced operations was marked by a rapid run-up in stock prices resulting from moderate economic growth and falling interest rates. Technology stocks remained the leading sector of the market throughout most of this period, a sector that is underweighted in the Series. Going forward, the Series will continue to emphasize undervalued middle capitalization issues (stocks of companies with market capitalizations ranging from $500 million to $3 billion) that are likely to improve their earnings, regardless of the level of broader business activity.

The Series' portfolio managers, who are part of a rotating team chosen from Lord Abbett's Equity Research Department, are responsible for drawing upon their own areas of expertise, as well as the rest of the equity research team, to select stocks for inclusion in the portfolio. The Series seeks to remain fully invested in common stocks at all times.

The process utilized in mid-cap stock selection is similar to that of Lord Abbett's large capitalization portfolios; quantitative valuation models are used to screen a potential universe of mid-cap issues of approximately 1,400 names for undervalued candidates. From this universe, fundamental analysis is used to select individual stocks for inclusion in the portfolio.

We are pleased to announce that Lord Abbett Research Fund's Board of Directors has elected Robert S. Dow as President and as a Director of the Fund. Mr. Dow, who has been a partner of Lord, Abbett & Co. for nine years, also serves as the Firm's Chief Investment Officer.

Thank you for investing in the Mid-Cap Series. We look forward to helping you achieve your financial goals in the years to come.

LORD ABBETT RESEARCH FUND, INC. -- Mid-Cap Series
November 30, 1995

STATEMENT OF NET ASSETS
-----------------------

                                                                                                                   Market
                                                                                                                    Value
Security                                                                                 Number of Shares       (Note 1a)
-------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN COMMON STOCKS 95.11%
-------------------------------------------------------------------------------------------------------------------------
APPAREL - 4.95%
Fruit of The Loom.................................................................                  1,400        $ 27,125
VF Corp...........................................................................                    400          20,800
Total.............................................................................                                 47,925
                                                                                                                 --------
AUTO PARTS - 2.92%
Genuine Parts Company.............................................................                    700          28,263
                                                                                                                 --------
BANKS: REGIONAL - 9.69%
Bank of Boston Corp...............................................................                    400          18,550
Comerica Inc......................................................................                    500          18,687
Crestar Financial Corp............................................................                    300          18,300
Firstar Corp......................................................................                    500          20,500
Hibernia Corp.....................................................................                  1,700          17,850
Total.............................................................................                                 93,887
                                                                                                                 --------
CONTAINERS - 2.58%
Sonoco Products Co................................................................                  1,000          25,000
                                                                                                                 --------
DRUGS/HEALTH CARE PRODUCTS - 5.05%
Laboratory Corp. of America+......................................................                  2,500          21,563
Mallinckrodt Group Inc............................................................                    800          27,300
Total.............................................................................                                 48,863
                                                                                                                 --------
ELECTRIC POWER - 9.36%
CINergy Corp......................................................................                  1,300          38,350
Detroit Edison Co.................................................................                    800          26,100
Ipalco Enterprises Inc............................................................                    700          26,162
Total.............................................................................                                 90,612
                                                                                                                 --------
FOOD - 10.10%
Dean Foods Co.....................................................................                  1,200          33,600
Supervalu Inc.....................................................................                    800          25,800
Universal Foods Corp..............................................................                  1,100          38,362
Total.............................................................................                                 97,762
                                                                                                                 --------
HOTEL/MOTEL - 7.39%
Patriot American Hospitality Inc. (real estate investment trust)+.................                  1,500          35,625
Starwood Lodging Trust (real estate investment trust).............................                  1,300          35,913
Total.............................................................................                                 71,538
                                                                                                                 --------
INSURANCE - 6.31%
The Progressive Corporation.......................................................                    600          26,700
Transatlantic Holdings Inc........................................................                    500          34,375
Total.............................................................................                                 61,075
                                                                                                                 --------

LORD ABBETT RESEARCH FUND, INC. -- Mid-Cap Series
November 30, 1995

STATEMENT OF NET ASSETS
-----------------------

                                                                                                                   Market
                                                                                                                    Value
Security                                                                                 Number of Shares       (Note 1a)
-------------------------------------------------------------------------------------------------------------------------
MACHINERY: DIVERSIFIED - 3.90%
Goulds Pumps, Inc.................................................................                  1,600        $ 37,800
                                                                                                                 --------
MISCELLANEOUS - 7.28%
Jostens Inc.......................................................................                    800          19,800
Moore Corp. Ltd...................................................................                  1,200          21,450
National Service Industries, Inc..................................................                    900          29,250
Total.............................................................................                                 70,500
                                                                                                                 --------
NATURAL GAS DIVERSIFIED - 2.66%
Sonat Inc.........................................................................                    800          25,800
                                                                                                                 --------
NATURAL GAS TRANSMISSION - 2.69%
Eastern Enterprises...............................................................                    800          26,000
                                                                                                                 --------
OIL: DOMESTIC - 2.61%
Ultramar Corp.....................................................................                  1,000          25,250
                                                                                                                 --------
PRINTING AND PUBLISHING - 3.16%
Banta Corp........................................................................                    700          30,625
                                                                                                                 --------
RAILROADS - .93%
Canadian National Railway  (partially paid)+......................................                    600           9,000
                                                                                                                 --------
RESTAURANTS - 3.65%
Brinker International Inc.+.......................................................                  2,300          35,363
                                                                                                                 --------
RETAIL - 4.82%
Dillard Department Stores Inc.....................................................                    800          23,100
Nordstrom Inc.....................................................................                    600          23,550
Total.............................................................................                                 46,650
                                                                                                                 --------
TIRE AND RUBBER GOODS - 2.54%
Cooper Tire & Rubber Company......................................................                  1,000          24,625
                                                                                                                 --------
TOYS - 2.52%
Hasbro Inc........................................................................                    800          24,400
                                                                                                                 --------
Total Investments in Common Stocks (Cost $914,424)                                                                920,938
-------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES
-------------------------------------------------------------------------------------------------------------------------
Cash and Receivables, Net of Liabilities 4.89%                                                                     47,330
-------------------------------------------------------------------------------------------------------------------------
Net Assets 100.00% (equivalent to $10.18 a share on 95,089 shares of $.001 par
value capital stock outstanding; authorized, 50,000,000 shares)                                                  $968,268
-------------------------------------------------------------------------------------------------------------------------

+Non-income producing.

See Notes to Financial Statements.

-------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS For the Period August 1, 1995 (Commencement of Operations) to November 30, 1995
-------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------------------------------
INCOME             Dividends                                                                         $   6,807
                   ------------------------------------------------------------------------------------------------------------
                   Interest                                                                              2,269
                   ------------------------------------------------------------------------------------------------------------
                   Total income                                                                                         $ 9,076
-------------------------------------------------------------------------------------------------------------------------------
EXPENSES           Management fee (Note 6)                                                               2,125
                   ------------------------------------------------------------------------------------------------------------
                   Tax fee                                                                               4,000
                   ------------------------------------------------------------------------------------------------------------
                   Audit fees                                                                            1,000
                   ------------------------------------------------------------------------------------------------------------
                   Shareholder servicing fees                                                            1,000
                   ------------------------------------------------------------------------------------------------------------
                   Registration fees                                                                     1,000
                   ------------------------------------------------------------------------------------------------------------
                   Organization (Note 1e)                                                                   44
                   ------------------------------------------------------------------------------------------------------------
                   Other                                                                                   500
                   ------------------------------------------------------------------------------------------------------------
                   Management fee waived and expenses assumed by Lord, Abbett & Co.                     (9,669)
                   ------------------------------------------------------------------------------------------------------------
                   Net expenses                                                                                              --
                   ------------------------------------------------------------------------------------------------------------
                   Net investment income                                                                                  9,076
                   ------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 5)
-------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN FROM SECURITY TRANSACTIONS (excluding short-term securities)
                   ------------------------------------------------------------------------------------------------------------
                   Proceeds from sales                                                                  10,114
                   ------------------------------------------------------------------------------------------------------------
                   Cost of securities sold                                                               8,400
                   ------------------------------------------------------------------------------------------------------------
                   Net realized gain                                                                     1,714
                   ------------------------------------------------------------------------------------------------------------
NET UNREALIZED APPRECIATION OF INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------------
                   Beginning of period                                                                      --
                   ------------------------------------------------------------------------------------------------------------
                   End of period                                                                         6,514
                   ------------------------------------------------------------------------------------------------------------
                   Net unrealized appreciation                                                           6,514
                   ------------------------------------------------------------------------------------------------------------
                   Net realized and unrealized gain on investments                                                        8,228
                   ------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                    $17,304
-------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

-------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------

                                                                                            FOR THE PERIOD 8/1/95
                                                                                              (COMMENCEMENT OF
INCREASE IN NET ASSETS                                                                     OPERATIONS) TO 11/30/95
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS         Net investment income                                                           $  9,076
                   ------------------------------------------------------------------------------------------------------------
                   Net realized gain from security transactions                                       1,714
                   ------------------------------------------------------------------------------------------------------------
                   Net unrealized appreciation of investments                                         6,514
                   ------------------------------------------------------------------------------------------------------------
                   Net increase in net assets resulting from operations                              17,304
                   ------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME INCLUDED IN PRICE OF SHARES SOLD (Note 1d)                          784
-------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (exclusive of amounts allocated to net investment income)
-------------------------------------------------------------------------------------------------------------------------------
                   Net proceeds from sales of 85,090 shares                                         850,189
                   ------------------------------------------------------------------------------------------------------------
                   Cost of 1 share reacquired                                                            (9)
                   ------------------------------------------------------------------------------------------------------------
                   Increase in net assets derived from capital share transactions
                   (net increase of 85,089 shares)                                                  850,180
                   ------------------------------------------------------------------------------------------------------------
                   Total increase in net assets                                                     868,268
                   ------------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
                   Beginning of period                                                              100,000
                   ------------------------------------------------------------------------------------------------------------
                   End of period (including undistributed net investment income
                   of $9,860)                                                                      $968,268
-------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

-------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------

                                                                                 FOR THE PERIOD 8/1/95
                                                                                    (COMMENCEMENT OF
PER SHARE OPERATING PERFORMANCE:                                                OPERATIONS)+ TO 11/30/95
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                     $10.00
-------------------------------------------------------------------------------------------------------------------
         INCOME FROM INVESTMENT OPERATIONS
         ----------------------------------------------------------------------------------------------------------
         Net investment income++                                                            .10*
         ----------------------------------------------------------------------------------------------------------
         Net realized and unrealized gain on investments                                    .08
         ----------------------------------------------------------------------------------------------------------
         Total from investment operations                                                   .18
         ----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                           $10.18
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                               1.80%*
-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------
         Net assets, end of period (000)                                                   $968
         ----------------------------------------------------------------------------------------------------------
         RATIOS TO AVERAGE NET ASSETS:
         ----------------------------------------------------------------------------------------------------------
         Expenses, including waiver                                                         .00%*
         ----------------------------------------------------------------------------------------------------------
         Expenses, excluding waiver                                                        1.20%*
         ----------------------------------------------------------------------------------------------------------
         Net investment income                                                             1.04%*
-------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                                    1.55%
-------------------------------------------------------------------------------------------------------------------

 + See Note 2.

++ Net of management fee waiver and expenses assumed.

 * Not annualized.

   See Notes to Financial Statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

The Company was incorporated under Maryland law on April 26, 1992 and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Effective July 27, 1995, the Mid-Cap Series (formerly known as Lord Abbett Mid-Cap Research Fund) was added to the Research Fund and the Mid-Cap Series received an initial capital contribution of $100,000 and issued 10,000 shares to the partners of Lord, Abbett & Co. The following is a summary of significant accounting policies consistently followed by the Company. The policies are in conformity with generally accepted accounting principles.

(A) Market value is determined as follows: Securities listed or admitted to trading privileges on any national securities exchange are valued at the last sales price on the principal securities exchange on which such securities are traded, or, if there is no sale, at the mean between the last bid and asked price on such exchange. Securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices in such market, except that securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Securities for which market quotations are not available are valued at fair value under procedures approved by the Board of Directors.

(B) It is the policy of the Company to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income in taxable distributions. Therefore, no federal income tax provision is required.

(C) Security transactions are accounted for on the date that the securities are purchased or sold (trade date). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is accrued on a daily basis.

(D) A portion of proceeds from sales and costs of repurchases of capital shares, equivalent to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed income. Undistributed net investment income per share thus is unaffected by sales or repurchases of shares.

(E) The organizational expenses of the Company are amortized evenly over a period of five years.

2. INITIAL CAPITALIZATION AND OFFERING OF SHARES

During the period from July 27, 1995 to August 1, 1995, the Mid-Cap Series had no operations other than those related to organizational matters, including the initial capital contribution of $100,000 and the issuance of 10,000 shares to the partners of Lord, Abbett & Co. which occurred on July 27, 1995. Regular investment operations commenced on August 1, 1995.

3. DISTRIBUTIONS

Taxable net realized gain from security transactions, if any, is distributed to shareholders in the succeeding year. At November 30, 1995, the accumulated net realized gain for financial reporting purposes, which is substantially the same as for federal income tax purposes, aggregated $1,714.

Income and capital gains distributions are determined in accordance with income tax regulations which may differ from methods used to determine the corresponding income and capital gain amounts in accordance with generally accepted accounting principles. These differences are primarily caused by differences in the timing of recognition of certain components of income, expenses or capital gains and losses. Where such differences are permanent in nature, they are reclassified based upon their ultimate characterization for federal tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value of the Series.

4. CAPITAL PAID IN

At November 30, 1995, capital paid in aggregated $950,180.

5. PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (other than short-term investments) aggregated $922,824 and $10,114, respectively. Security gains and losses are computed on the identified cost basis.

As of November 30, 1995, unrealized appreciation for federal income tax purposes aggregated $6,514 of which $43,217 related to appreciated securities and $36,703 related to depreciated securities.

The cost of investments for federal income tax purposes is substantially the same as that used for financial reporting purposes.

6. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Lord, Abbett & Co. provides the Company with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research, statistical work and the supervision of the Company's investment portfolios. The management fee paid to Lord, Abbett & Co. is based on average daily net assets for each month at the annual rate of .75 of 1%. During the period August 1, 1995 to November 30, 1995, Lord, Abbett & Co. waived a management fee of $2,125 and assumed expenses of $7,544.

All outstanding capital shares of the Mid-Cap Series are held by directors and officers of the Company and by partners and employees of Lord, Abbett & Co.

Copyright (C) 1996 by Lord Abbett Research Fund, Inc.
767 Fifth Avenue, New York, NY 10153-0203

This publication, when not used for the general information of shareholders of Lord Abbett Research Fund, Inc., is to be distributed only if preceded or accompanied by a current prospectus which includes information concerning the Series' investment objective and policies, charges and other matters.

All rights reserved. Printed in the U.S.A.

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

The Board of Directors and Shareholders,
Lord Abbett Research Fund, Inc. -- Mid-Cap Series:

We have audited the accompanying statement of net assets of Lord Abbett Research Fund, Inc. -- Mid-Cap Series as of November 30, 1995, the related statements of operations and of changes in net assets and the financial highlights for the period August 1, 1995 (Commencement of Operations) to November 30, 1995. These financial statements and the financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at November 30, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Lord Abbett Research Fund, Inc. -- Mid-Cap Series at November 30, 1995, the results of its operations, the changes in its net assets and the financial highlights for the period August 1, 1995 to November 30, 1995, in conformity with generally accepted accounting principles.


Deloitte & Touche LLP
New York, New York

December 22, 1995